Mortgage Loans Held for Sale and Warehouse Lines of Credit - Schedule of Outstanding Warehouse Lines of Credit (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 424,000	$ 1,500,000
Warehouse Agreement Borrowings	73,536	144,049	$ 73,536	$ 1,667,917
Warehouse Agreement Borrowings | Funding Facility 1
Short-Term Debt [Line Items]
Maximum borrowing capacity	100,000
Warehouse Agreement Borrowings	0	89,673
Cash collateral deposit	15,000
Warehouse Agreement Borrowings | Funding Facility 2
Short-Term Debt [Line Items]
Maximum borrowing capacity	0
Warehouse Agreement Borrowings	$ 0	9,845
Warehouse Agreement Borrowings | Funding Facility 2 | Secured Overnight Financing Rate (SOFR)
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.77%
Warehouse Agreement Borrowings | Funding Facility 3
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 149,000
Warehouse Agreement Borrowings	73,536	44,531
Cash collateral deposit	$ 3,800
Warehouse Agreement Borrowings | Funding Facility 3 | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.60%
Warehouse Agreement Borrowings | Funding Facility 3 | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.25%
Warehouse Agreement Borrowings | Funding Facility 4
Short-Term Debt [Line Items]
Maximum borrowing capacity	$ 175,000
Warehouse Agreement Borrowings	$ 0	0
Warehouse Agreement Borrowings | Funding Facility 4 | Secured Overnight Financing Rate (SOFR) | Minimum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.75%
Warehouse Agreement Borrowings | Funding Facility 4 | Secured Overnight Financing Rate (SOFR) | Maximum
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	3.75%
Warehouse Agreement Borrowings | Funding Facility 1
Short-Term Debt [Line Items]
Maximum borrowing capacity		500,000
Warehouse Agreement Borrowings		89,673		$ 286,804
Cash collateral deposit		$ 10,000
Warehouse Agreement Borrowings | Funding Facility 1 | Secured Overnight Financing Rate (SOFR) | Mortgage Loan Interest Scenario One
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	3.125%	3.125%
Warehouse Agreement Borrowings | Funding Facility 1 | Secured Overnight Financing Rate (SOFR) | Mortgage Loan Interest Scenario Two
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	2.125%	2.125%
Warehouse Agreement Borrowings | Funding Facility 1 | Note Rate | Mortgage Loan Interest Scenario One
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.50%	1.50%
Warehouse Agreement Borrowings | Funding Facility 1 | Note Rate | Mortgage Loan Interest Scenario Two
Short-Term Debt [Line Items]
Variable interest rate (as a percent)	1.125%	1.125%